Long-term Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Long-term Prepaid Expenses [Abstract]
Long-term Prepaid Expenses

Note 5 – Long-term Prepaid Expenses

	December 31	December 31
	2014	2015
Prepaid expenses (1)	3,156	2,535

(1)	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.